16. Reserve for RSUs (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Issue of equity		$ 0
Increase (decrease) through share-based payment transactions, equity	$ 1,809,637	8,035,506
Reserve of change in value of time value of options
Issue of equity	209,422	1,950,645
Increase (decrease) through share-based payment transactions, equity	$ 86,638	$ 1,950,645
Issued capital
Issuance of Shares on Vesting of RSUs Shares	470,000	240,000
Issue of equity		$ (1,950,645)